Tax Receivable Agreement Obligations To Related Parties (Estimated Aggregate Payments Due Under The Tax Receivable Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule Of Other Liabilities [Line Items]
2012		$ 334
2013		1,094
2014		962
2015		20,754
2016		39,701
Thereafter		290,521
Gross expected payments		353,366
Less: Amounts representing discount		(235,555)
Total tax receivable agreement obligations due to related parties		117,811
Less: Current portion due (included in accrued expenses)		(334)
Tax receivable agreement obligations due to related parties	$ 129,823	$ 117,477